Events in Reporting Period (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended
	May 19, 2014	Mar. 05, 2014	Mar. 31, 2014 Viola Group [Member]
Business Acquisition [Line Items]
Percentage of interests acquired			6.60%
Cash dividend per share declared	$ 0.05	$ 0.06
Cash dividends, aggregate amount	$ 870	$ 1,000
Ownership percentage			28.60%